9. LEASES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Right-of-use assets	$ 243,526	$ 0
Operating lease liabilities	246,136
Lease cost	133,996
Cash paid for ROU operating lease liability	$ 135,828
Weighted-average discount rate	7.00%
Minimum
Weighted-average remaining lease term	2 years
Maximum
Weighted-average remaining lease term	3 years